UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21422

Trust for Advised Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  June 30, 2018

Item 1. Reports to Stockholders.

Fulcrum Diversified Absolute Return Fund

ADVISOR CLASS (FARAX)

INSTITUTIONAL CLASS (FARIX)

SUPER INSTITUTIONAL CLASS (FARYX)

ANNUAL REPORT TO SHAREHOLDERS

JUNE 30, 2018

TABLE OF CONTENTS

SHAREHOLDER LETTER	1
PERFORMANCE SUMMARY	4
EXPENSE EXAMPLE	5
CONSOLIDATED ALLOCATION OF PORTFOLIO HOLDINGS	7
CONSOLIDATED SCHEDULE OF INVESTMENTS	9
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	24
CONSOLIDATED STATEMENT OF OPERATIONS	25
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS	26
CONSOLIDATED FINANCIAL HIGHLIGHTS	27
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	30
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	45
ADDITIONAL INFORMATION	47
TRUSTEES AND OFFICER INFORMATION	48
PRIVACY NOTICE	50

DISCUSSION OF FUND PERFORMANCE (Unaudited)

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND

Market conditions/environment July 1st 2017 to June 30th 2018

After almost a decade of anemic global growth, where bursts of strength rotated rather than spread around the globe, the summer of 2017 marked the onset of normalization; a process that is resulting in more normal levels of growth, inflation, interest rates and volatility as central banks withdraw stimulus. While inflation continued to progress very gradually, anchored at or below central bank targets, global economic activity remained robust with broad-based improvements both in emerging markets and advanced economies. Several central banks started showing signs of policy normalization over the period. By the end of the second quarter of 2018, the Federal Reserve increased the Fed Funds rate again to a range of 1.75-2%, the European Central Bank laid out plans to end its asset purchase program, and the Bank of England prepared to tighten policy.

Against this backdrop of solid global growth and anchored inflation, global equities1 performed strongly (+9.8%) in the second half of 2017, while bonds2 posted modest gains (+1.6%). However, the first half of 2018 proved more challenging for both asset classes: equities +1.7% and bonds +0.1%. After registering one of the strongest starts to the year for global equities (January 2018 +3.9%) since the 1990s, the exuberance was short lived. Markets witnessed the first -10% correction in almost two years in February and the gauge for US market volatility (“VIX Index”)3 endured its largest one-day move in history. The first quarter of 2018 concluded as only the second quarter since the financial crisis of 2008/09 in which both equities and bonds posted concurrent losses. The sell-off was initially sparked by strong US wage growth and the subsequent repricing of risk, allied with increased geopolitical risks and notably President Trump’s escalation of trade tariffs targeting China.

Equity markets recovered some ground during the second quarter but the headwinds from higher US bond yields, continued US dollar strength, political risk in Europe and a further escalation in the global trade war resulted in bouts of volatility. Of the major markets, only US equities were in positive territory at the half way stage for 2018, which is in stark contrast to emerging markets4 (-8.1%). Global bond markets2 also continued to struggle (YTD +0.1%), primarily driven by rising yields in the US and bond sell-off across emerging markets.

Fund Performance

For the fiscal year ended June 30th 2018, Fulcrum Diversified Absolute Return Fund Institutional Class shares had a total return of +2.96%. The Fund’s strong performance was driven by both directional and relative value strategies, with minimal losses from diversifying strategies and the hedging program.

A shift from accommodative policy globally to the beginning of normalization allowed greater scope for our macro themes to develop and presented a good environment for our strategy.  A key driver of returns was a negative stance on government bonds both in the US and Europe given our above consensus view on global growth, depressed levels of bond yields and very long investor positioning.

Within relative value, our cross-asset exposure to Japanese equities and the yen was an important contributor, capturing simultaneous equity and currency strength. Typically, in recent years, strength in Japanese equities has been associated with weakness in the currency. But a breakdown in this correlation with robust global growth and buoyant global trade, led to gains in both the equity and currency components. Our ideas in both UK rates and the pound also contributed positively, predicated on the view that markets were overly pessimistic on Brexit and firm economic data was being overlooked.

Directional exposure to North American equities and longer-term thematic views across commodities and technology disruption continued to be a key driver throughout the fiscal year.

While some of our emerging markets ideas added to returns, notably South African government bonds position in the first quarter of 2018, some recent additions detracted but we feel have a sufficient margin of safety, offering high real yields, solid fundamentals and attractive valuations.

Overall, the macro landscape is more diverse today than it has been for the last few years. Our focus on diversification remains high and is reflected in a greater than usual breadth of opportunities in the portfolio.  Portfolio volatility has increased over recent months and the proportion of risk in relative value ideas - ones that are not dependent on the overall direction of markets – is higher than usual.

Opinions expressed are those of Fulcrum Asset Management and are subject to change, are not guaranteed and should not be considered investment advice.

Must be preceded or accompanied by a prospectus.

Past performance does not guarantee future results. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

1 MSCI World Index Hedged Daily measures the equity market performance of developed markets (Source: MSCI)

2 Barclays Global Aggregate Bond Index (USD Hedged): The Barclays Global Aggregate Index is a flagship measure of global investment grade debt from twenty‐four local currency markets. This multi‐currency benchmark includes treasury, government‐related, corporate and securitized fixed‐rate bonds from both developed and emerging markets issuers. (Source: Barclays)

3 VIX Index is designed to measure the expected volatility of the U.S. stock market. (Source: Cboe Global Markets)

4 MSCI Emerging Markets Index captures the performance of 1,138 large and mid cap constituents across 24 Emerging Markets countries. (Source: MSCI)

It is not possible to invest directly in an index.

Mutual fund investing involves risk. Principal loss is possible. Absolute return strategies are not designed to outperform stocks and bonds during strong market rallies. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity‐linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. These risks, in certain cases, may be greater than the risks presented by more traditional investments. The Fund may use leverage which may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Net Asset Value of the Fund, and money borrowed will be subject to interest costs. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer‐term debt securities. Investment by the Fund in lower‐rated and non‐rated securities presents a greater risk of loss to principal and interest than higher‐rated securities. Diversification does not assure a profit nor protect against loss in a declining market.

The Fulcrum Diversified Absolute Return Fund is distributed by Quasar Distributors, LLC.

Fulcrum Diversified Absolute Return Fund
PERFORMANCE SUMMARY
June 30, 2018 (Unaudited)

 Hypothetical comparison of Change in Value of $1,000,000

$1,200,000
$1,150,000
$1,100,000
$1,050,000
$1,000,000
$950,000
$900,000
$850,000
07/31/2015
09/30/2015
12/31/2015
03/31/2016
06/30/2016
09/30/2016
12/31/2016
03/31/2017
06/30/2017
09/30/2017
12/31/2017
03/31/2018
06/30/2018
Fulcrum Diversified Absolute Return Fund - Institutional Class
3 month USD LIBOR interest rate

$1,030,575 $1,005,800

Investment Returns
For the period ended June 30, 2018
	One Year	Since Inception*
Fulcrum Diversified Absolute Return Fund
Advisor Class **	2.71%	2.31%
Institutional Class ***	2.96%	0.20%
Super Institutional Class ***	2.96%	0.20%
3 month USD LIBOR interest rate	1.67%	1.04%

* Average annualized returns.
** Inception date on May 11, 2016.
*** Inception date on July 31, 2015.

Fulcrum Diversified Absolute Return Fund
Expense Example
June 30, 2018 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the information under the heading “Hypothetical Performance (5% Return Before Expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fulcrum Diversified Absolute Return Fund
Expense Example
June 30, 2018 (Unaudited)

Expenses Paid During the Period

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period (1)

Advisor Class
Actual Fund Return	$1,000.00	$1,006.30	1.31%	$6.49
Hypothetical 5% Return	$1,000.00	$1,018.32	1.31%	$6.53
Institutional Class
Actual Fund Return	$1,000.00	$1,008.30	1.06%	$5.27
Hypothetical 5% Return	$1,000.00	$1,019.55	1.06%	$5.30
Super Institutional Class
Actual Fund Return	$1,000.00	$1,007.30	1.06%	$5.26
Hypothetical 5% Return	$1,000.00	$1,019.55	1.06%	$5.29

(1)	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the “period”).

Fulcrum Diversified Absolute Return Fund
Consolidated Allocation of Portfolio Holdings by Market Exposure of Cash settled instruments, Futures, and Options
June 30, 2018 (Unaudited)

8.0%
11.7%
2.2%
4.5%
8.0%
3.9%
3.8%
18.9%
3.6%
1.9%
33.5%
North American Equities, 11.7%
Emerging Market Equities, 4.5%
Asia ex-Japan Equities, 3.9%
European ex-UK Equities, 3.8%
Japanese Equities, 3.6%
UK equities, 1.9%
Short Term Government Bonds 33.5%
Developed Rates (10 year equivalent), 18.9%
Emerging Market Rates (10 year equivalent), 8.0%
Commodities, 2.2%
Diversifying Strategies *, 8.0%

*  Diversifying Strategies – are comprised of systematically implemented exposure using futures to various asset classes which are included for diversification purposes and could include equities, fixed income, currencies and commodities.

Fulcrum Diversified Absolute Return Fund
Consolidated Allocation of Portfolio Holdings by Risk Contribution
June 30, 2018 (Unaudited)

'Individual Risk1 Exposure by Strategy

	Individual Risk - Directional Equities	3.1%
1	North America	1.9
2	Europe ex-UK	0.5
3	Japan	0.4
4	United Kingdom	0.2
5	Asia ex-Japan	0.1
	Individual Risk - Relative Value Equities	4.5%
6	Thematic Equity - Commodities	1.7
7	EM Equities	0.5
8	European Dispersion	0.5
9	US Banks Relative	0.5
10	Thematic Equity - Tech Disruption	0.4
11	European Equities	0.4
12	Thematic Equity - Idiosyncratic	0.3
13	Japanese Equities	0.2
	Individual Risk - Fixed Income	4.6%
14	Long Duration	1.0
15	South African 30 Year	0.7
16	Short Germany 10 Year	0.6
17	US vs UK 10 Year	0.6
18	Brazilian Rates	0.5
19	Periphery 30 Year vs Germany	0.4
20	US vs Canada 2 Year	0.2
21	US Curve Steepener	0.2
22	Turkey External Debt	0.1
23	Short France 10 Year	0.1
	Individual Risk - Currencies	3.1%
24	UK Pound	1.1
25	Mexican Peso	0.6
26	Euro	0.6
27	Canadian Dollar	0.3
28	Norwegian Krone vs Euro	0.2
29	South vs North Asia	0.1
30	Brazilian Real	0.1
	Individual Risk - Commodities	0.4%
31	Brent Oil Dec 21	0.4
	Individual Risk - Diversifying Strategies	1.0%
32	Diversifying Strategies	1.0
	Individual Risk - Cross Asset	0.3%
33	Kospi vs Korean Won	0.3
	Sum of Individual Volatility Risk	16.9%[2]

	Portfolio Realized Risk[3]	5.2%

[1]
Individual risk by asset class - is calculated by the current category weight in the portfolio multiplied by the standard deviation of portfolio holdings in that category. Data used is as of 6/30/2018. Standalone risk is measured for each category independently of other categories and does not take into account their potential offsetting effect. Therefore, the sum of standalone risk for all categories will exceed the risk of the entire portfolio. Standalone risk indicates to the investor the risk of holding a category by itself.

[2]	Individual Risk percentages may not total to Sum of Individual Volatility Risk due to rounding.
[3]	Portfolio Realized Risk - as measured by daily realized volatility of the portfolio from 07/01/17 to 06/30/18.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
June 30, 2018

SHORT-TERM INVESTMENTS - 76.3%	Principal
Foreign Government Obligations - 68.8% (1)(2)	Amount		Value
France Treasury Bills
(0.579%), 07/11/2018	8,000,000	EUR	$9,343,457
(0.640%), 07/18/2018	10,000,000	EUR	11,680,466
(0.577%), 08/29/2018	10,000,000	EUR	11,688,933
(0.629%), 10/10/2018	10,000,000	EUR	11,696,664
Japan Treasury Discount Bills
(0.163%), 07/10/2018	220,000,000	JPY	1,987,124
(0.137%), 07/30/2018	614,000,000	JPY	5,546,292
(0.140%), 08/06/2018	475,000,000	JPY	4,290,801
(0.165%), 09/10/2018	4,750,000,000	JPY	42,913,417
Portugal Obrigacoes do Tesouro OT
2.259%, 04/18/2034	1,987,000	EUR	2,304,352
Republic of South Africa Government Bond
9.257%, 02/28/2048	165,986,000	ZAR	11,014,912
Spain Government Bond
2.252%, 10/31/2046	2,941,000	EUR	3,750,434
United Kingdom Treasury Gilt
0.115%, 07/22/2018	5,800,000	GBP	7,658,370
Total Foreign Government Obligations (Cost $130,613,415)			123,875,222

United States Treasury Bills - 7.5% (2)
1.878%, 09/13/2018	2,900,000	USD	2,889,018
1.872%, 10/04/2018	4,950,000	USD	4,925,410
2.012%, 11/15/2018	1,500,000	USD	1,488,695
0.714%, 12/13/2018	4,300,000	USD	4,260,186
Total United States Treasury Bills (Cost $13,563,525)			13,563,309

TOTAL SHORT-TERM INVESTMENTS (Cost $144,176,940)			137,438,531

COMMON STOCKS - 0.0%	Shares		Value
Water Transportation
Genco Shipping & Trading Ltd. (3)	722		11,191
TOTAL COMMON STOCKS (Cost $11,913)			11,191

Investments, at value (Cost $144,188,853) - 76.3%			137,449,722
Other Assets in Excess of Liabilities - 23.7%			42,671,574
TOTAL NET ASSETS - 100.00%			$180,121,296

(1)	Foreign issued security.
(2)	Rate quoted is effective yield of position.
(3)	Non-income producing security.

The accompanying notes are an integral part of these financial statements

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
June 30, 2018

PURCHASED OPTIONS AND WARRANTS - 3.4%		Contracts	Notional		Value
Call Options Purchased - 0.0%
Euro STOXX Banks Price at $122.50, July 20, 2018		1,743	9,625,718	EUR	$10,177
Total Call Options Purchased (Premiums paid $63,663)					10,177

Put Options Purchased - 0.2%
Deutsche Bank AG at €5, December 21, 2018 (1)		842	897,468	EUR	11,799
Russell 2000 Index Option at $1,635, July 20, 2018		86	14,130,393	USD	168,560
E-mini S&P 500 at $2,710, July 20, 2018		155	21,091,625	USD	224,750
Total Put Options Purchased (Premiums paid $210,370)					405,109

Currency Options Purchased - 0.1%	Counterparty		Notional
USD Put / MXN Call at 19.30, July 13, 2018	JPM		17,248,000	MXN	73,770
USD Put / TRY Knock-Out Call at 5.25, March 22, 2019 (2)	JPM		1,905,000	TRY	61,036
Total Currency Options Purchased (Premiums paid $281,724)					134,806

Binary Options Purchased - 0.0%
EUR/USD <= 1.17 and GBP/USD >= 1.34, September 20, 2018 (3)	JPM		414,344	USD	43,796
EUR Put / GBP Call at 0.80, October 26, 2018 (4)	JPM		685,000	GBP	6,897
EUR Put / GBP Call at 0.83, October 26, 2018 (4)	JPM		257,000	GBP	11,271
EUR Put / GBP Call at 0.865, July 5, 2018 (4)	JPM		336,000	GBP	1,993
USD Put / GBP Call at 1.345, July 19, 2018 (4)	JPM		228,000	USD	46,363
USD Put / ZAR Call at 11.00, September 27, 2018 (4)	JPM		291,901	ZAR	354
Total Binary Options (Premiums Paid $350,061)					110,674

Warrants - 3.10% (5) (6)	Counterparty	Contracts	Notional
Euro STOXX 50 Index Dispersion Warrants
Effective: 08/14/2017, Expiration: 12/21/2018, Strike: 17.51%	Societe Generale	4,200	424,400	EUR	479,147
Effective: 09/01/2017, Expiration: 12/21/2018, Strike: 17.60%	Deutsche Bank AG	420,500	420,500	EUR	476,132
Effective: 10/04/2017, Expiration: 12/21/2018, Strike: 17.37%	JPM	7	700,000	EUR	817,461
Effective: 10/18/2017, Expiration: 09/21/2018, Strike: 15.92%	Societe Generale	6,030	603,000	EUR	681,932
Effective: 12/13/2017, Expiration: 01/04/2019, Strike: 17.12%	JPM	5	500,000	EUR	583,900
Effective: 01/18/2018, Expiration: 12/28/2018, Strike: 15.99%	Societe Generale	3,450	345,000	EUR	390,764
Effective: 02/02/2018, Expiration: 03/19/2019, Strike: 17.70%	Goldman Sachs	409	409,000	EUR	499,669
Effective: 04/25/2018, Expiration: 06/28/2019, Strike: 16.61%	Morgan Stanley	440	440,000	EUR	498,444
Effective: 06/19/2018, Expiration: 07/05/2019, Strike: 16.81%	JPM	6	600,000	EUR	700,681
The Swiss Market Index Dispersion Warrant
Effective: 03/16/2018, Expiration: 06/21/2019, Strike: 15.64%	Morgan Stanley	500	500,000	CHF	464,821
Total Warrants (Cost $5,814,457)					5,592,951

TOTAL PURCHASED OPTIONS AND WARRANTS (Cost/Premiums Paid $6,720,275)					6,253,717

WRITTEN OPTIONS - (0.5%)		Contracts	Notional
Put Options Written - (0.5%)
Russell 2000 Index Option at $1,550, July 20, 2018		(86)	(14,130,393)	USD	$(34,830)
E-mini S&P 500 at $2,570, July 20, 2018		(155)	(21,091,625)	USD	(51,925)
Total Put Options Written (Premiums Received $69,143)					(86,755)

TOTAL WRITTEN OPTIONS (Premiums Received $69,143)					$(86,755)

(1)	Position held in subsidiary.
(2)	Option includes a knock-out barrier. The option can no longer be exercised if trades at or below the level during market hours on or before expiration.
(3)	Option only pays if both terms are met at maturity.
(4)	Binary options only pay if strike met at expiration.
(5)
The payout of the dispersion warrants is calculated on the observed volatility of a weighted basket of component stocks of the respective Index relative to each stock's assigned strike value in excess of the volatility of the respective Index relative to a strike volatility between the effective and expiration dates of the respective warrant.

(6)	These securities are illiquid at June 30, 2018, at which time the aggregate value of illiquid securities is $5,592,951 or 3.1% of net assets.

The accompanying notes are an integral part of these financial statements

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
June 30, 2018

FORWARD CURRENCY CONTRACTS (1)

Settlement	Currency	Pay	USD Value	Currency	Receive	USD Value	Unrealized
Date	Delivered	Amount	June 30, 2018	Received	Amount	June 30, 2018	Gain/(Loss)
7/3/2018	MXN	9,606,075	$483,373	USD	487,000	$487,000	$3,627
7/3/2018	USD	695,721	695,721	EUR	600,000	700,875	5,154
7/3/2018	USD	487,000	487,000	MXN	9,589,030	482,516	(4,484)
7/10/2018	JPY	220,000,000	1,988,544	USD	2,042,751	2,042,751	54,207
7/11/2018	EUR	8,000,000	9,350,515	USD	9,953,104	9,953,104	602,589
7/18/2018	EUR	10,000,000	11,694,405	USD	12,548,314	12,548,314	853,909
7/23/2018	GBP	6,641,250	8,774,577	USD	8,859,129	8,859,129	84,552
7/23/2018	USD	1,128,049	1,128,049	GBP	805,000	1,063,585	(64,464)
7/30/2018	JPY	614,000,000	5,557,584	USD	5,651,954	5,651,954	94,370
8/6/2018	JPY	475,000,000	4,301,625	USD	4,373,113	4,373,113	71,488
8/29/2018	EUR	10,000,000	11,733,031	USD	12,490,725	12,490,725	757,694
9/10/2018	JPY	4,750,000,000	43,126,417	USD	45,089,776	45,089,776	1,963,359
9/19/2018	BRL	10,113,293	2,587,127	USD	2,670,029	2,670,029	82,902
9/19/2018	CAD	12,188,000	9,284,058	USD	9,405,431	9,405,431	121,373
9/19/2018	CHF	500,000	508,575	USD	512,378	512,378	3,803
9/19/2018	EUR	8,795,689	10,336,649	GBP	7,747,000	10,262,182	(74,467)
9/19/2018	EUR	2,668,290	3,135,761	NOK	25,322,292	3,119,542	(16,219)
9/19/2018	EUR	2,679,000	3,148,347	SEK	27,639,593	3,105,707	(42,640)
9/19/2018	EUR	13,370,708	15,713,188	USD	15,848,263	15,848,263	135,075
9/19/2018	GBP	272,168	360,531	USD	364,492	364,492	3,961
9/19/2018	HUF	457,230,441	1,629,366	USD	1,686,828	1,686,828	57,462
9/19/2018	IDR	99,598,627,792	6,872,821	USD	7,014,429	7,014,429	141,608
9/19/2018	INR	25,898,456	374,280	USD	378,314	378,314	4,034
9/19/2018	JPY	1,136,201,003	10,322,673	USD	10,373,092	10,373,092	50,419
9/19/2018	KRW	14,453,110,796	13,005,706	USD	13,375,966	13,375,966	370,260
9/19/2018	MXN	129,396,419	6,430,556	USD	6,411,000	6,411,000	(19,556)
9/19/2018	PHP	25,969,173	484,709	USD	482,961	482,961	(1,748)
9/19/2018	PLN	1,453,981	388,699	USD	390,000	390,000	1,301
9/19/2018	RUB	3,187,234	50,321	USD	50,000	50,000	(321)
9/19/2018	SEK	27,400,098	3,078,796	EUR	2,679,000	3,148,347	69,551
9/19/2018	SEK	64,586,483	7,257,223	USD	7,432,837	7,432,837	175,614
9/19/2018	SGD	787,806	579,249	USD	580,000	580,000	751
9/19/2018	TRY	3,245,864	681,932	USD	679,963	679,963	(1,969)
9/19/2018	TWD	325,766,470	10,749,465	USD	10,982,680	10,982,680	233,215
9/19/2018	USD	10,000	10,000	BRL	37,968	9,713	(287)
9/19/2018	USD	15,378,689	15,378,689	CAD	20,314,795	15,474,544	95,855
9/19/2018	USD	16,688,828	16,688,828	EUR	14,146,000	16,624,307	(64,521)
9/19/2018	USD	14,631,948	14,631,948	GBP	10,921,428	14,467,237	(164,711)
9/19/2018	USD	120,000	120,000	HUF	33,251,109	118,492	(1,508)
9/19/2018	USD	12,746,462	12,746,462	IDR	178,953,681,300	12,348,730	(397,732)
9/19/2018	USD	70,000	70,000	INR	4,807,325	69,475	(525)
9/19/2018	USD	10,373,092	10,373,092	JPY	1,139,718,443	10,354,630	(18,462)
9/19/2018	USD	7,153,928	7,153,928	KRW	7,857,760,389	7,070,846	(83,082)
9/19/2018	USD	11,567,266	11,567,266	MXN	240,867,616	11,970,290	403,024
9/19/2018	USD	3,989,107	3,989,107	NOK	31,907,881	3,930,844	(58,263)
9/19/2018	USD	349,948	349,948	PLN	1,262,719	337,568	(12,380)
9/19/2018	USD	55,854	55,854	RUB	3,540,418	55,897	43
9/19/2018	USD	5,278,279	5,278,279	SEK	46,670,979	5,244,157	(34,122)

The accompanying notes are an integral part of these financial statements

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
June 30, 2018

FORWARD CURRENCY CONTRACTS (Continued) (1)

Settlement	Currency	Pay	USD Value	Currency	Receive	USD Value	Unrealized
Date	Delivered	Amount	June 30, 2018	Received	Amount	June 30, 2018	Gain/(Loss)
9/19/2018	USD	1,433,743	$1,433,743	SGD	1,908,996	$1,403,624	$(30,119)
9/19/2018	USD	30,000	30,000	TRY	143,318	30,110	110
9/19/2018	USD	40,095	40,095	TWD	1,187,394	39,181	(914)
9/19/2018	USD	236,049	236,049	ZAR	3,157,993	227,731	(8,318)
9/19/2018	ZAR	4,555,230	328,489	GBP	254,038	336,515	8,026
9/19/2018	ZAR	161,341,943	11,634,778	USD	12,051,390	12,051,390	416,612
9/20/2018	CLP	89,815,151	137,451	USD	140,000	140,000	2,549
9/20/2018	USD	278,092	278,092	CLP	176,304,835	269,811	(8,281)
10/10/2018	EUR	10,000,000	11,772,189	USD	12,537,040	12,537,040	764,851
							$6,524,255

(1) J.P. Morgan Securities, Inc. is the counterparty to all contracts. The accompanying notes are an integral part of these financial statements

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
June 30, 2018

	FUTURES CONTRACTS
	Description	Number of Contracts Long (Short)	Expiration Date	Notional Amount		Value & Unrealized Appreciation/ (Depreciation)
	Amsterdam Exchanges Index	8	July 2018	$882,560	EUR	$(23,299)
	Australia SPI 200 Index	18	September 2018	2,766,600	AUD	22,761
	Australian 3 Year Government Bond	(12)	September 2018	(1,336,122)	AUD	(2,217)
	Australian 10 Year Government Bond	2	September 2018	258,723	AUD	(43)
	Australian Dollar	(3)	September 2018	(221,940)	USD	1,099
*	Brent Crude	4	July 2018	316,920	USD	14,912
*	Brent Crude	60	October 2021	3,915,000	USD	312,061
	British Pound	16	September 2018	1,323,600	USD	(22,980)
	CAC 40 Index	39	July 2018	2,074,995	EUR	(59,941)
	Canadian 10 Year Government Bond	(4)	September 2018	(546,840)	CAD	(4,693)
	Canadian Dollar	(9)	September 2018	(685,440)	USD	1,113
	CME Ultra Long Term U.S. Treasury Bond	(1)	September 2018	(159,563)	USD	(1,877)
*	Cocoa	12	September 2018	301,440	USD	15,893
*	Coffee 'C'	(8)	September 2018	(345,300)	USD	11,375
*	Copper	1	September 2018	74,150	USD	(2,315)
*	Corn	(12)	September 2018	(215,700)	USD	1,432
*	Cotton No. 2	8	December 2018	335,680	USD	(26,582)
*	Crude Oil	4	July 2018	296,600	USD	36,981
	E-mini Dow	5	September 2018	606,625	USD	(26,361)
	E-mini Russell 2000 Index	8	September 2018	659,000	USD	(15,595)
	E-mini S&P 500	78	September 2018	10,614,240	USD	(191,199)
	Euro FX Currency	(5)	September 2018	(733,531)	USD	8,601
	Euro STOXX 50 Index	(310)	September 2018	(10,512,100)	EUR	223,292
	Euro-Bobl	(352)	September 2018	(46,523,840)	EUR	(203,148)
	Euro-Bund	(19)	September 2018	(3,088,450)	EUR	(62,066)
	Euro-BUXL 30 Year Bond	14	September 2018	2,487,800	EUR	20,910
	Euro-OAT	(20)	September 2018	(3,090,800)	EUR	(39,239)
*	Feeder Cattle	(2)	August 2018	(151,325)	USD	(10,390)
	FTSE 100 Index	37	September 2018	2,812,555	GBP	(17,383)
	FTSE/JSE Top 40 Index	(1)	September 2018	(516,860)	ZAR	(1,510)
	FTSE/MIB Index	4	September 2018	431,360	EUR	(11,733)
*	Gold 100 oz	(1)	August 2018	(125,450)	USD	(182)
	Hang Seng China Enterprises Index	3	July 2018	1,630,350	HKD	(1,366)
	Hang Seng Index	5	July 2018	7,181,500	HKD	1,573
*	Hard Red Winter Wheat	1	September 2018	24,425	USD	(3,190)
	IBEX 35 Index	5	July 2018	480,090	EUR	(11,550)
	Japanese Yen	7	September 2018	793,406	USD	(6,344)
	KOSPI 200 Index	75	September 2018	5,625,000,000	KRW	(297,851)
*	Lean Hogs	(10)	August 2018	(305,800)	USD	3,127
*	Live Cattle	(3)	August 2018	(128,070)	USD	(3,168)
*	London Metal Exchange Copper	1	July 2018	165,950	USD	(4,103)
*	London Metal Exchange Copper	(1)	July 2018	(165,950)	USD	14,610
*	London Metal Exchange Copper	1	August 2018	165,750	USD	(14,753)
*	London Metal Exchange Lead	1	July 2018	60,294	USD	(534)
*	London Metal Exchange Lead	(1)	July 2018	(60,294)	USD	1,578
*	London Metal Exchange Lead	2	August 2018	120,538	USD	(3,381)

The accompanying notes are an integral part of these financial statements

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
June 30, 2018

	FUTURES CONTRACTS (Continued)
	Description	Number of Contracts Long (Short)	Expiration Date	Notional Amount		Value & Unrealized Appreciation/ (Depreciation)
*	London Metal Exchange Nickel	2	July 2018	178,026	USD	$12,156
*	London Metal Exchange Nickel	(2)	July 2018	(178,026)	USD	5,568
*	London Metal Exchange Nickel	4	August 2018	356,772	USD	(10,596)
*	London Metal Exchange Nickel	(2)	August 2018	(178,386)	USD	1,038
*	London Metal Exchange Primary Aluminum	4	July 2018	216,400	USD	(18,606)
*	London Metal Exchange Primary Aluminum	(4)	July 2018	(216,400)	USD	16,588
*	London Metal Exchange Primary Aluminum	4	August 2018	212,700	USD	(17,912)
*	London Metal Exchange Primary Aluminum	(1)	August 2018	(53,175)	USD	522
*	London Metal Exchange Tin	3	July 2018	297,450	USD	(19,209)
*	London Metal Exchange Tin	(3)	July 2018	(297,450)	USD	21,291
*	London Metal Exchange Tin	3	August 2018	296,925	USD	(21,609)
*	London Metal Exchange Tin	(1)	August 2018	(98,975)	USD	1,902
*	London Metal Exchange Zinc	2	July 2018	144,575	USD	(9,906)
*	London Metal Exchange Zinc	(2)	July 2018	(144,575)	USD	15,919
*	London Metal Exchange Zinc	3	August 2018	214,688	USD	(25,721)
*	London Metal Exchange Zinc	(2)	August 2018	(143,125)	USD	3,119
	Long Gilt	(77)	September 2018	(12,505,437)	GBP	(33,065)
*	Low Sulphur Gas Oil	5	August 2018	338,375	USD	7,491
	Mexican Peso	(5)	September 2018	(124,275)	USD	(5,484)
	Mini-DAX	24	September 2018	1,724,866	EUR	(80,748)
	MSCI Emerging Markets Index	151	September 2018	8,027,915	USD	(482,358)
	MSCI Taiwan Stock Index	11	July 2018	426,360	USD	3,609
	NASDAQ 100 E-mini	4	September 2018	565,340	USD	(12,815)
*	Natural Gas	2	July 2018	58,480	USD	25
	New Zealand Dollar	(5)	September 2018	(338,500)	USD	10,721
*	NY Harbor ULSD	4	July 2018	371,230	USD	9,146
	OMXS 30 Index	36	July 2018	627,415	SEK	(1,776)
*	Palladium	3	September 2018	285,270	USD	(4,717)
*	Platinum	(10)	October 2018	(428,850)	USD	25,480
*	RBOB Gasoline	4	July 2018	361,402	USD	11,737
*	Red Spring Wheat	(5)	September 2018	(134,188)	USD	8,055
*	Robusta Coffee	(15)	September 2018	(253,500)	USD	2,595
	S&P/Toronto Stock Exchange 60 Index	18	September 2018	2,637,873	CAD	14,834
	SGX MSCI Singapore Index	17	July 2018	456,661	SGD	(1,066)
	SGX Nikkei 225 Index	50	September 2018	5,021,903	JPY	(50,033)
	Short Term Euro-BTP	1	September 2018	129,241	EUR	840
*	Soybean	(4)	November 2018	(176,000)	USD	7,263
*	Soybean Oil	(14)	December 2018	(249,816)	USD	11,827
*	Sugar No. 11	(14)	September 2018	(192,080)	USD	5,445
	The German Midcap Stock Index	17	September 2018	2,565,852	EUR	(94,953)
	U.S. 5 Year Treasury Note	(12)	September 2018	(1,363,406)	USD	270
	U.S. 10 Year Treasury Note	990	September 2018	118,985,625	USD	207,081
	U.S. Treasury Long Bond	(2)	September 2018	(290,000)	USD	(1,582)
	Ultra 10 Year U.S. Treasury Note	(6)	September 2018	(769,406)	USD	(3,229)
*	Wheat	2	September 2018	50,125	USD	(2,132)
*	White Sugar	(10)	July 2018	(174,750)	USD	(8,345)
						$(879,015)
*	Position held in Subsidiary

The accompanying notes are an integral part of these financial statements

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
June 30, 2018

INTEREST RATE SWAPS *
Rate paid	Rate received	Payment Frequency	Effective Date	Termination Date	Notional Amount		Value	Premium Paid (Received)	Unrealized Gain/(Loss)
HUF-BUBOR-Reuters (1) 0.540%	2.516%	6 Month	9/19/2018	9/19/2028	36,500,000	HUF	$(5,751)	$-	$(5,751)
BRL-CDI (2) 6.390%	11.128%	At maturity	6/7/2018	1/2/2023	14,154,023	BRL	93,497	-	93,497
BRL-CDI (2) 6.390%	9.225%	At maturity	1/26/2018	1/2/2023	16,834,773	BRL	(273,732)	-	(273,732)
2.319%	CAD-BA-CDOR (3) 1.940%	6 Month	9/19/2018	9/19/2020	61,335,039	CAD	-	-	-
1.386%	GBP-LIBOR-BBA (4) 0.788%	6 Month	9/19/2018	9/19/2023	25,093,865	GBP	(72,444)	9,767	(82,211)
2.655%	HID-HIBOR-HKAB (5) 2.096%	3 Month	9/19/2018	9/19/2021	33,400,000	HKD	(795)	-	(795)
0.792%	HUF-BUBOR-Reuters (1) 0.540%	6 Month	9/19/2018	9/19/2021	1,194,000,000	HUF	113,643	73,526	40,117
HUF-BUBOR-Reuters (1) 0.540%	0.892%	6 Month	9/19/2018	9/19/2021	868,700,000	HUF	(73,138)	-	(73,138)
NZD-BBR-FRA (6) 2.060%	2.447%	3 Month	9/19/2018	9/19/2021	8,600,000	NZD	22,277	-	22,277
PLN-WIBOR-WIBO (7) 1.820%	2.952%	6 Month	9/19/2018	9/19/2028	3,100,000	PLN	(1,741)	-	(1,741)
PLN-WIBOR-WIBO (7) 1.820%	2.128%	6 Month	9/19/2018	9/19/2021	20,300,000	PLN	(8,971)	-	(8,971)
2.694%	SGD-SOR-VWAP (8) 1.703%	6 Month	9/19/2018	9/19/2028	1,200,000	SGD	(5,189)	-	(5,189)
2.230%	SGD-SOR-VWAP (8) 1.703%	6 Month	9/19/2018	9/19/2021	8,600,000	SGD	(12,026)	749	(12,775)
USD-LIBOR-BBA (9) 2.501%	2.890%	3 Month	9/19/2018	9/21/2020	46,959,000	USD	26,952	9,195	17,757
2.890%	USD-LIBOR-BBA (9) 2.501%	3 Month	9/19/2018	9/19/2021	4,500,000	USD	503	(231)	734
USD-LIBOR-BBA (9) 2.501%	2.980%	3 Month	9/19/2018	9/19/2023	21,212,933	USD	74,865	(887)	75,752
3.120%	USD-LIBOR-BBA (9) 2.501%	3 Month	9/20/2023	9/20/2028	24,818,668	USD	(134,822)	668	(135,490)
Total of Interest Rate Swaps							$(256,872)	$92,787	$(349,659)

INFLATION SWAPS *

Rate paid	Rate received	Payment Frequency	Effective Date	Termination Date	Notional Amount		Value & Unrealized Gain/(Loss)
EUR-EXT-CPI (10)	1.486%	At maturity	5/15/2018	5/15/2023	16,761,742	EUR	(23,110)
Total of Inflation Swaps							$(23,110)

(1) HUF-BUBOR 6 Month - Budapest Inter-Bank Offered Rate
(2) BRL-CDI - Brazil Average One-Day Interbank Deposit
(3) CAD-BA-CDOR 6 Month - Canadian Dollar Offered Rate
(4) GBP-LIBOR-BBA 6 Month - British Pound Sterling - London Inter-bank Offered Rate
(5) HIBOR-HKAB 3 Month - Hong Kong Inter-bank Offered Rate
(6) NZD-BBR-FRA - New Zealand Dollar floating rate
(7) WIBOR-WIBO - Offered rate for deposits in Polish Zloty
(8) SOR-VWAP 6 Month - Singapore Dollar Swap Offer Rate Volume Weighted Average Price
(9) USD-LIBOR-BBA 3 Month - U.S. Dollar - London Inter-bank Offered Rate
(10) EUR-EXT-CPI - European Consumer Price Index ex Tobacco
* Counterparty is J.P. Morgan Investment Bank

BRL - Brazilian Real	NOK - Norwegian Kroner
CAD - Canadian Dollar	NZD - New Zealand Dollar
CHF - Swiss Franc	PHP - Philippine Peso
CLP - Chilean Peso	PLN - Polish Zloty
EUR - Euro	RUB - Russian Ruble
GBP - British Pound	SEK - Swedish Krona
HUF - Hungarian Forint	SGD - Singapore Dollar
IDR - Indonesian Rupiah	TRY - Turkish New Lira
INR - Indian Rupee	TWD - Taiwan Dollar
JPY - Japanese Yen	USD - US Dollar
KRW - South-Korean Won	ZAR - South African Rand
MXN - Mexican Peso

The accompanying notes are an integral part of these financial statements

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
June 30, 2018
TOTAL RETURN SWAPS
	Reference Entity	Counterparty	Rate Paid/Received	Payment Frequency	Termination Date		Notional Amount	Value & Unrealized Appreciation/ (Depreciation)
[1]	JPCMFBAN Index	JPM	USD LIBOR (a) 1M + 0.70% (2.790%)	monthly	1/23/2019	USD	7,428,988	$(290,035)
[2]	JPEBCSMI Index	JPM	CHF LIBOR 1M + 0.30% (-0.480%)	monthly	6/25/2019	CHF	1,386,238	17,745
[3]	JPFCEOIL Index	JPM	USD LIBOR 1M + 0.25% (2.340%)	monthly	6/3/2019	USD	2,888,909	165,252
[4]	JPFCITSV Index	JPM	USD LIBOR 1M - 0.35% (1.740%)	monthly	5/8/2019	USD	(3,083,608)	11,439
[5]	JPFCUOIL Index	JPM	USD LIBOR 1M - 0.40% (1.690%)	monthly	6/3/2019	USD	(1,449,914)	(86,231)
[6]	JPFUAIR Index	JPM	USD LIBOR 1M - 1.103% (0.987%)	monthly	6/5/2019	USD	(2,535,935)	154,281
[7]	JPFUBNLX Index	JPM	EURIBOR(b) 1M + 0.40% (0.003%)	monthly	4/17/2019	EUR	1,135,268	25,347
[8]	JPFUCLDS Index	JPM	USD LIBOR 1M + 0.004% (2.094%)	monthly	5/8/2019	USD	3,400,823	(175,551)
[9]	JPFUFERL Index	JPM	USD LIBOR 1M + 0.37% (2.460%)	monthly	2/20/2019	USD	3,517,519	(9,492)
[10]	JPFUGERE Index	JPM	EURIBOR 1M + 0.22% (-0.150%)	monthly	6/27/2019	EUR	2,352,205	26,551
[11]	JPFUMEDA Index	JPM	USD LIBOR 1M + 0.40% (2.490%)	monthly	7/15/2019	USD	1,522,434	(65,429)
[12]	JPFUNORW Index	JPM	NIBOR (c) 1M + 0.30% (1.070%)	monthly	4/17/2019	NOK	8,781,751	31,571
[13]	JPFUOILL Index	JPM	USD LIBOR 1M + 0.31% (2.400%)	monthly	2/14/2019	USD	4,906,594	248,271
[14]	JPFUOMED Index	JPM	USD LIBOR 1M - 1.15% (0.0940%)	monthly	7/15/2019	USD	(1,543,866)	12,239
[15]	JPFUREGE Index	JPM	EURIBOR 1M - 1.15% (-1.520%)	monthly	7/2/2019	EUR	(2,226,995)	(9,417)
[16]	JPFUREGU Index	JPM	USD LIBOR 1M - 0.40% (1.690%)	monthly	7/2/2019	USD	(1,794,498)	2,381
[17]	JPFUSHIP Index	JPM	USD LIBOR 1M + 0.60% (2.690%)	monthly	7/2/2019	USD	1,076,691	(13,718)
[18]	JPFUSWED Index	JPM	STIBOR(d) 1 M - 0.60% (-1.068%)	monthly	4/17/2019	SEK	(20,944,715)	(119,365)
[19]	JPFUTREE Index	JPM	USD LIBOR 1M + 0.30% (2.390%)	monthly	6/12/2019	USD	2,236,066	55,908
[20]	JPFUUSRE Index	JPM	USD LIBOR 1M + 0.60% (2.690%)	monthly	7/2/2019	USD	1,706,777	28,991
[21]	JPJBACBK Index	JPM	JPY LIBOR 1M + 0.20% (0.274%)	monthly	5/21/2019	JPY	213,572,010	(17,855)
[22]	JPTAOBRL Index	JPM	BRL CDI(e) + 0.50% (6.890%)	monthly	9/20/2018	BRL	375,230	8,552
[23]	KAAU8	JPM	0%	at maturity	9/20/2018	KRW	(1,796,101,500)	67,036
[24]	KEU8	JPM	0%	at maturity	9/20/2018	KRW	3,347,593,100	(117,927)
[25]	EURO STOXX Banks	JPM	EURIBOR 1M + 0.35 (0.020%)	monthly	12/19/2018	EUR	5,241,963	77,763
Total of Total Return Swaps	$28,307

(a)	LIBOR - London Interbank Offered Rate
(b)	EURIBOR - Euro Interbank Offered Rate. The Euribor rates are based on the interest rates at which a panel of European banks borrow funds from one another.
(c)	NIBOR - Norwegian Interbank Offered Rate
(d)	STIBOR - Stockholm Interbank Offered Rate
(e)	BRL-CDI - Brazil Average One-Day Interbank Deposit

The accompanying notes are an integral part of these financial statements

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
June 30, 2018

[1]	JPCMFBAN is a custom basket of bank stocks. The components of the basket as of June 29, 2018 are shown on the following pages.
[2]	JPEBCSMI is a custom basket of Swiss stocks.
[3]	JPFCEOIL is a custom basket of energy company stocks. The components of the basket as of June 29, 2018 are shown on the following pages.
[4]	JPFCITSV is a custom basket of information technology company stocks. The components of the basket as of June 29, 2018 are shown on the following pages.
[5]	JPFCUOIL is a custom basket of energy company stocks.
[6]	JPFUAIR is a custom basket of airline company stocks. The components of the basket as of June 29, 2018 are shown on the following pages.
[7]	JPFUBNLX is a custom basket of financial company stocks.
[8]	JPFUCLDS is a custom basket of information technology company stocks. The components of the basket as of June 29, 2018 are shown on the following pages.
[9]	JPFUFERL is a custom basket of materials company stocks. The components of the basket as of June 29, 2018 are shown on the following pages.
[10]	JPFUGERE is a custom basket of European real estate company stocks. The components of the basket as of June 29, 2018 are shown on the following pages.
[11]	JPFUMEDA is a custom basket of game/internet content services company stocks.
[12]	JPFUNORW is a custom basket of Norwegian financial company stocks.
[13]	JPFUOILL is a custom basket of energy company stocks. The components of the basket as of June 29, 2018 are shown on the following pages.
[14]	JPFUOMED Index is a custom basket of media company stocks.
[15]	JPFUREGE Index is a custom basket of European real estate company stocks. The components of the basket as of June 29, 2018 are shown on the following pages.
[16]	JPFUREGU Index is a custom basket of American real estate company stocks. The components of the basket as of June 29, 2018 are shown on the following pages.
[17]	JPFUSHIP Index is a custom basket of transportation company stocks.
[18]	JPFUSWED is a custom basket of financial company stocks. The components of the basket as of June 29, 2018 are shown on the following pages.
[19]	JPFUTREE Index is a custom basket of forest/paper products company stocks. The components of the basket as of June 29, 2018 are shown on the following pages.
[20]	JPFUUSRE Index is a custom basket of rental property real estate investment trust stocks.
[21]	JPJBACBK Index is a custom basket of Japanese financial company stocks. The components of the basket as of June 29, 2018 are shown on the following pages.
[22]	JPTAOBRL is a custom basket of Brazilian stocks.
[23]	KAAU8 - Underlying asset is 10-year Korea Treasury Bond future with 5% coupon rate and semiannual coupon payment.
[24]	KEU8 - Underlying asset is 3-year Korea Treasury Bond future with 5% coupon rate and semiannual coupon payment.
[25]	EURO STOXX Banks (Price) Index is a capitalization-weighted index which includes countries that are participating in the EMU that are involved in the banking sector.

The accompanying notes are an integral part of these financial statements

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
June 30, 2018

JPCMFBAN Index
Name	Quantity	Value	Weight
Bank of America Corp.	73,469	$2,071,091	12.07%
Citigroup, Inc.	23,142	1,548,663	9.03%
US Bancorp	22,394	1,120,148	6.53%
Wells Fargo & Co.	18,657	1,034,344	6.03%
Comerica, Inc.	11,299	1,027,305	5.99%
Regions Financial Corp.	57,398	1,020,536	5.95%
Citizens Financial Group, Inc.	23,244	904,192	5.27%
SunTrust Banks, Inc.	13,123	866,381	5.05%
Fifth Third Bancorp	28,883	828,942	4.83%
KeyCorp	41,247	805,966	4.70%
Huntington Bancshares, Inc./OH	49,657	732,937	4.27%
PNC Financial Services Group, Inc./The	5,404	730,080	4.25%
First Republic Bank/CA	7,524	728,248	4.24%
Zions Bancorporation	13,469	709,682	4.14%
M&T Bank Corp.	4,133	703,230	4.10%
BB&T Corp.	13,812	696,677	4.06%
Capital One Financial Corp.	7,008	644,035	3.75%
Cullen/Frost Bankers, Inc.	4,232	458,072	2.67%
People's United Financial, Inc.	16,251	293,981	1.71%
New York Community Bancorp, Inc.	21,158	233,584	1.36%
		$17,158,094	100.00%

JPFCEOIL Index
Name	Quantity	Value	Weight
Eni SpA	24,970	$463,784	4.57%
Repsol SA	23,631	462,616	4.56%
Lundin Petroleum AB	14,022	447,500	4.41%
Royal Dutch Shell PLC	12,795	444,769	4.38%
BP PLC	57,896	441,750	4.35%
Kosmos Energy Ltd	53,142	439,481	4.33%
TOTAL SA	7,196	438,679	4.32%
CNOOC Ltd	2,558	437,972	4.31%
Equinor ASA	16,501	437,784	4.31%
Aker BP ASA	11,817	435,789	4.29%
Parex Resources Inc	22,772	429,974	4.23%
Ecopetrol SA	20,799	427,415	4.21%
Tullow Oil PLC	131,787	426,000	4.19%
Premier Oil PLC	250,783	425,854	4.19%
Vermilion Energy Inc	11,598	418,300	4.12%
DNO ASA	211,012	389,866	3.84%
PetroChina Co Ltd	5,043	384,649	3.79%
Galp Energia SGPS SA	19,680	375,379	3.70%
Petroleo Brasileiro SA	32,096	321,924	3.17%
OMV AG	5,297	300,396	2.96%
China Petroleum & Chemical Corp	312,585	279,264	2.75%
Gran Tierra Energy Inc	60,375	208,293	2.05%
International Petroleum Corp/Sweden	30,233	202,622	1.99%
Geopark Ltd	9,810	202,486	1.99%
Cairn Energy PLC	40,785	134,530	1.32%
EnQuest PLC	266,198	124,341	1.22%
Genel Energy Plc	27,672	99,128	0.98%
Tethys Oil AB	5,310	60,146	0.59%
Rockhopper Exploration PLC	109,068	59,006	0.58%
Etablissements Maurel et Prom	7,802	56,942	0.56%
Africa Oil Corp	59,193	52,895	0.52%
Faroe Petroleum PLC	26,557	51,366	0.51%

The accompanying notes are an integral part of these financial statements

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
June 30, 2018

JPFCEOIL Index (Continued)
Name	Quantity	Value	Weight
Hurricane Energy PLC	81,823	51,279	0.50%
MOL Hungarian Oil & Gas PLC	5,299	51,069	0.50%
Savannah Petroleum PLC	131,278	50,489	0.50%
Ophir Energy PLC	64,915	43,253	0.43%
TransGlobe Energy Corp	8,175	22,636	0.22%
Gulf Keystone Petroleum Ltd	6,202	20,459	0.20%
Nostrum Oil & Gas PLC	7,053	17,959	0.18%
I3 Energy PLC	6,702	9,594	0.09%
SDX Energy Inc	11,573	9,009	0.09%
		$10,156,647	100.00%

JPFCITSV Index
Name	Quantity	Value	Weight
Infosys Ltd	35,437	$688,546	6.65%
Capgemini SE	4,955	666,572	6.44%
Atos SE	4,863	664,047	6.42%
NTT Data Corp	57,337	660,423	6.38%
Convergys Corp	26,648	651,273	6.29%
Fujitsu Ltd	103,903	630,097	6.09%
International Business Machines Corp	4,341	606,464	5.86%
Cognizant Technology Solutions Corp	7,401	584,605	5.65%
Oracle Corp	13,010	573,202	5.54%
Hewlett Packard Enterprise Co	34,850	509,154	4.92%
Indra Sistemas SA	36,029	431,226	4.17%
Syntel Inc	13,430	430,969	4.17%
Wipro Ltd	78,952	378,182	3.66%
CA Inc	10,348	368,919	3.57%
VMware Inc	2,494	366,527	3.54%
Software AG	7,483	348,744	3.37%
Citrix Systems Inc	3,201	335,642	3.24%
Temenos AG	2,088	315,664	3.05%
Conduent Inc	16,286	295,921	2.86%
Tieto OYJ	8,854	286,991	2.77%
DXC Technology Co	3,138	252,987	2.45%
Sykes Enterprises Inc	7,157	205,981	1.99%
TTEC Holdings Inc	2,762	95,426	0.92%
		$10,347,562	100.00%

JPFUAIR Index
Name	Quantity	Value	Weight
Wizz Air Holdings Plc	758	$35,990	4.12%
Qantas Airways Ltd	7,653	34,858	3.99%
United Continental Holdings Inc	494	34,414	3.94%
Spirit Airlines Inc	933	33,921	3.88%
International Consolidated Airlines Grou	3,840	33,643	3.85%
easyJet PLC	1,522	33,598	3.85%
JetBlue Airways Corp	1,737	32,969	3.77%
Ryanair Holdings PLC	1,779	32,829	3.76%
Cathay Pacific Airways Ltd	20,697	32,550	3.73%
Southwest Airlines Co	631	32,103	3.67%
Singapore Airlines Ltd	4,057	31,818	3.64%
Delta Air Lines Inc	638	31,623	3.62%
ANA Holdings Inc	855	31,405	3.59%
Alaska Air Group Inc	513	31,003	3.55%
Japan Airlines Co Ltd	861	30,539	3.50%
SkyWest Inc	586	30,404	3.48%
American Airlines Group Inc	776	29,474	3.37%
Hawaiian Holdings Inc	809	29,086	3.33%
Air France-KLM	3,390	27,647	3.16%

The accompanying notes are an integral part of these financial statements

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
June 30, 2018

JPFUAIR Index (Continued)
Name	Quantity	Value	Weight
Deutsche Lufthansa AG	1,141	27,457	3.14%
Air Canada	1,693	27,369	3.13%
Copa Holdings SA	284	26,918	3.08%
Finnair OYJ	2,435	26,344	3.02%
WestJet Airlines Ltd	1,870	25,793	2.95%
SAS AB	13,283	25,506	2.92%
AirAsia Group Bhd	33,970	25,192	2.88%
Turk Hava Yollari AO	8,109	23,894	2.74%
Latam Airlines Group SA	2,183	21,589	2.47%
Azul SA	1,075	17,591	2.01%
Gol Linhas Aereas Inteligentes SA	3,044	16,256	1.86%
		$873,783	100.00%

JPFUCLDS Index
Name	Quantity	Value	Weight
Coupa Software Inc	11,642	$724,572	6.68%
Apptio Inc	18,526	670,631	6.18%
Tableau Software Inc	6,622	647,300	5.96%
Shopify Inc	4,409	643,245	5.93%
Amazon.com Inc	378	642,672	5.92%
Zendesk Inc	11,474	625,222	5.76%
Atlassian Corp PLC	9,891	618,404	5.70%
salesforce.com Inc	4,518	616,272	5.68%
HubSpot Inc	4,824	604,950	5.57%
Adobe Systems Inc	2,437	594,271	5.48%
SAP SE	5,077	587,187	5.41%
Microsoft Corp	5,867	578,531	5.33%
Ultimate Software Group Inc/The	2,201	566,258	5.22%
Tyler Technologies Inc	2,552	566,817	5.22%
Veeva Systems Inc	7,310	561,842	5.18%
ServiceNow Inc	3,253	561,128	5.17%
Splunk Inc	5,378	533,039	4.91%
Workday Inc	4,210	509,938	4.70%
		$10,852,279	100.00%

JPFUFERL Index
Name	Quantity	Value	Weight
CF Industries Holdings Inc	6,750	$299,707	25.22%
Nutrien Ltd	4,612	250,815	21.10%
Yara International ASA	5,376	222,791	18.74%
Mosaic Co/The	7,289	204,447	17.20%
K+S AG	4,995	123,368	10.38%
OCI NV	3,237	87,435	7.36%
		$1,188,563	100.00%

JPFUGERE Index
Name	Quantity	Value	Weight
Vonovia SE	8,232	$391,810	32.27%
Deutsche Wohnen SE	4,740	229,146	18.88%
Aroundtown SA	22,026	180,940	14.90%
LEG Immobilien AG	1,442	156,692	12.91%
TAG Immobilien AG	3,496	76,872	6.33%
Grand City Properties SA	1,900	49,338	4.06%
CA Immobilien Anlagen AG	1,046	34,866	2.87%
alstria office REIT-AG	2,092	31,436	2.59%
ADO Properties SA	399	21,714	1.79%
TLG Immobilien AG	674	17,984	1.48%
Sirius Real Estate Ltd	16,202	13,339	1.10%
ADLER Real Estate AG	591	9,939	0.82%
		$1,214,076	100.00%

The accompanying notes are an integral part of these financial statements

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
June 30, 2018

JPFUOILL Index
Name	Quantity	Value	Weight
Ensco PLC	1,088,974	$7,905,951	7.91%
Schlumberger Ltd	103,455	6,934,589	6.94%
Ocean Rig UDW Inc	207,533	6,118,073	6.12%
Rowan Cos Plc	374,895	6,080,797	6.08%
National Oilwell Varco Inc	126,592	5,494,093	5.50%
Transocean Ltd	385,471	5,180,730	5.18%
Golar LNG Ltd	172,245	5,074,338	5.08%
Gardner Denver Holdings Inc	150,665	4,428,044	4.43%
Noble Corp plc	625,848	3,961,618	3.96%
Tidewater Inc	136,555	3,950,536	3.95%
TechnipFMC PLC	119,868	3,804,610	3.81%
Dril-Quip Inc	68,063	3,498,438	3.50%
SBM Offshore NV	201,725	3,138,760	3.14%
CGG SA	1,237,099	3,071,098	3.07%
BW Offshore Ltd	600,285	3,068,897	3.07%
Oceaneering International Inc	88,343	2,249,213	2.25%
Aker ASA	25,559	1,952,194	1.95%
Aker Solutions ASA	278,456	1,946,602	1.95%
Subsea 7 SA	110,692	1,768,958	1.77%
TGS NOPEC Geophysical Co ASA	45,342	1,667,679	1.67%
Odfjell Drilling Ltd	374,245	1,548,551	1.55%
Northern Drilling Ltd	158,909	1,496,239	1.50%
Shelf Drilling Ltd	182,858	1,429,182	1.43%
China Oilfield Services Ltd	1,413,208	1,334,634	1.33%
Polarcus Ltd	4,397,565	1,326,306	1.33%
C&J Energy Services Inc	56,163	1,325,447	1.33%
Precision Drilling Corp	396,753	1,312,935	1.31%
Spectrum ASA	169,912	1,291,535	1.29%
Core Laboratories NV	9,480	1,196,471	1.20%
Bristow Group Inc	76,319	1,076,861	1.08%
Gulfmark Offshore Inc	31,666	1,060,811	1.06%
Akastor ASA	354,077	777,022	0.78%
Borr Drilling Ltd	136,320	651,800	0.65%
Hornbeck Offshore Services Inc	149,672	592,701	0.59%
Saipem SpA	114,810	528,746	0.53%
Independence Contract Drilling Inc	118,642	488,805	0.49%
DOF ASA	348,996	359,396	0.36%
Quintana Energy Services Inc	41,522	351,691	0.35%
SD Standard Drilling PLC	1,420,165	289,430	0.29%
Seadrill Partners LLC	62,247	215,997	0.22%
		$99,949,778	100.00%

JPFUREGE Index
Name	Quantity	Value	Weight
Unibail-Rodamco-Westfield	275	$60,510	14.29%
Klepierre SA	1,596	60,109	14.19%
Deutsche EuroShop AG	1,413	49,936	11.79%
Capital & Counties Properties PLC	11,593	43,944	10.38%
Intu Properties PLC	17,999	42,794	10.10%
Wereldhave NV	838	32,956	7.78%
Eurocommercial Properties NV	656	27,843	6.57%
Lar Espana Real Estate Socimi SA	1,899	21,199	5.01%
Vastned Retail NV	402	18,963	4.48%
Mercialys SA	984	17,126	4.04%
NewRiver REIT PLC	3,933	14,010	3.31%
Carmila SA	458	12,748	3.01%
Hufvudstaden AB	739	10,594	2.50%
Atrium Ljungberg AB	272	4,396	1.04%
Citycon OYJ	1,962	4,247	1.00%
Atrium European Real Estate Ltd	474	2,148	0.51%
		$423,523	100.00%

The accompanying notes are an integral part of these financial statements

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
June 30, 2018

JPFUREGU Index
Name	Quantity	Value	Weight
DDR Corp	2,114	$37,840	7.38%
Retail Properties of America Inc	2,875	36,741	7.17%
Federal Realty Investment Trust	290	36,737	7.17%
Simon Property Group Inc	216	36,713	7.16%
Kimco Realty Corp	2,160	36,697	7.16%
American Assets Trust Inc	948	36,292	7.08%
Brixmor Property Group Inc	2,009	35,016	6.83%
Regency Centers Corp	554	34,390	6.71%
Scentre Group	10,475	34,002	6.63%
Taubman Centers Inc	555	32,641	6.37%
Macerich Co/The	556	31,571	6.16%
GGP Inc	1,505	30,753	6.00%
Vicinity Centres	16,059	30,752	6.00%
Urstadt Biddle Properties Inc	602	13,613	2.65%
CBL & Associates Properties Inc	2,327	12,960	2.53%
Washington Prime Group Inc	1,496	12,131	2.36%
Tanger Factory Outlet Centers Inc	516	12,114	2.36%
Pennsylvania Real Estate Investment Trus	1,062	11,677	2.28%
		$512,640	100.00%

JPFUSWED Index
Name	Quantity	Value	Weight
Swedbank AB	11,876	$2,277,910	25.81%
Nordea Bank AB	25,853	2,230,610	25.28%
Skandinaviska Enskilda Banken AB	25,495	2,171,120	24.60%
Svenska Handelsbanken AB	21,552	2,145,690	24.31%
		$8,825,329	100.00%

JPFUTREE Index
Name	Quantity	Value	Weight
Mondi PLC	22,017	$595,798	5.96%
Sappi Ltd	88,752	590,331	5.91%
Canfor Corp	24,358	586,296	5.87%
Interfor Corp	30,394	583,834	5.84%
Rayonier Inc	14,895	576,300	5.77%
International Paper Co	11,038	574,875	5.75%
Weyerhaeuser Co	15,547	566,852	5.67%
Stora Enso OYJ	28,771	563,067	5.64%
West Fraser Timber Co Ltd	8,174	562,696	5.63%
UPM-Kymmene OYJ	15,663	560,042	5.61%
PotlatchDeltic Corp	10,957	557,161	5.58%
Svenska Cellulosa AB SCA	51,044	554,888	5.56%
Fibria Celulose SA	28,980	544,362	5.45%
Oji Holdings Corp	80,625	499,997	5.01%
Klabin SA	96,295	488,535	4.89%
Empresas CMPC SA	101,985	375,357	3.76%
Western Forest Products Inc	128,484	261,954	2.62%
CatchMark Timber Trust Inc	17,363	221,029	2.21%
Resolute Forest Products Inc	19,683	203,721	2.04%
Navigator Co SA/The	32,050	190,869	1.91%
Altri SGPS SA	16,811	169,797	1.70%
Mercer International Inc	9,240	161,694	1.62%
		$9,989,455	100.00%

The accompanying notes are an integral part of these financial statements

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
June 30, 2018

JPJBACBK Index
Name	Quantity	Value	Weight
Mizuho Financial Group Inc	22,017	$579,246	15.41%
Mitsubishi UFJ Financial Group Inc	88,752	571,044	15.20%
Sumitomo Mitsui Financial Group Inc	24,358	566,796	15.08%
Resona Holdings Inc	30,394	277,612	7.39%
Sumitomo Mitsui Trust Holdings Inc	14,895	255,456	6.80%
Suruga Bank Ltd	11,038	251,034	6.68%
Japan Post Bank Co Ltd	15,547	140,225	3.73%
Chiba Bank Ltd/The	28,771	114,308	3.04%
Aozora Bank Ltd	8,174	108,010	2.87%
Shizuoka Bank Ltd/The	15,663	99,238	2.64%
Shinsei Bank Ltd	10,957	96,129	2.56%
Fukuoka Financial Group Inc	51,044	92,353	2.46%
Concordia Financial Group Ltd	28,980	88,930	2.37%
Seven Bank Ltd	80,625	85,134	2.27%
Hachijuni Bank Ltd/The	96,295	71,593	1.90%
Mebuki Financial Group Inc	101,985	69,566	1.85%
Yamaguchi Financial Group Inc	128,484	66,009	1.76%
Kyushu Financial Group Inc	17,363	58,920	1.57%
Bank of Kyoto Ltd/The	19,683	54,346	1.45%
Gunma Bank Ltd/The	32,050	34,887	0.93%
Hiroshima Bank Ltd/The	16,811	27,959	0.74%
Hokuhoku Financial Group Inc	9,240	25,212	0.67%
Chugoku Bank Ltd/The	9,240	23,597	0.63%
		$3,757,602	100.00%

The accompanying notes are an integral part of these financial statements

Fulcrum Diversified Absolute Return Fund
Consolidated Statement of Assets and Liabilities
June 30, 2018

Assets
Investments, at value (cost $144,188,853)	$137,449,722
Purchased options and warrants, at value (cost/premiums paid $6,720,275)	6,253,717
Cash	7,332,486
Cash collateral for derivative instruments	18,640,000
Deposits with brokers for derivative instruments	8,191,190
Foreign currency, at value (cost $930,868)	909,352
Premiums paid for swaps	93,905
Unrealized appreciation on swaps	1,183,462
Unrealized appreciation on forward currency contracts	6,524,255
Receivables:
Investment securities sold	1,464,294
Interest receivable	475,978
Prepaid expenses	12,588
Total Assets	188,530,949

Liabilities
Written options, at value (premiums received $69,143)	86,755
Premiums received from swaps	1,118
Unrealized depreciation on swaps	1,527,924
Payables:
Investment securities purchased	6,589,924
Due to Investment Adviser	103,547
Accrued Distribution fees	550
Other accrued expenses	99,835
Total Liabilities	8,409,653

Net Assets	$180,121,296

COMPONENTS OF NET ASSETS
Paid-in capital	$177,087,326
Undistributed net investment income	4,591,370
Accumulated net realized gain on investments, purchased options and warrants, futures and forward currency contracts, written options, foreign currency, and swap contracts	431,629
Net unrealized appreciation/depreciation on:
Investments	(6,739,131)
Purchased options and warrants	(466,558)
Futures contracts	(879,015)
Forward currency contracts	6,524,255
Written options	(17,612)
Foreign currency	(21,516)
Translation of assets and liabilities denominated in foreign currency	(44,990)
Swap contracts	(344,462)

Net Assets	$180,121,296

Advisor Class:
Net assets applicable to shares outstanding	$104,805
Shares outstanding (unlimited shares authorized with no par value)	10,848
Net Asset Value, Redemption Price and Offering Price Per Share	$9.66

Institutional Class:
Net assets applicable to shares outstanding	$1,438,252
Shares outstanding (unlimited shares authorized with no par value)	148,416
Net Asset Value, Redemption Price and Offering Price Per Share	$9.69

Super Institutional Class:
Net assets applicable to shares outstanding	$178,578,239
Shares outstanding (unlimited shares authorized with no par value)	18,421,600
Net Asset Value, Redemption Price and Offering Price Per Share	$9.69

The accompanying notes are an integral part of these financial statements

Fulcrum Diversified Absolute Return Fund
Consolidated Statement of Operations
For the Year Ended June 30, 2018

Investment Income
Interest	$395,420
Total Investment Income	395,420

Expenses
Management fees	1,599,005
Administration fees	224,651
Transfer agent fees	77,702
Legal fees	50,732
Custody fees	47,379
Audit fees	22,500
Compliance fees	16,541
Miscellaneous expenses	15,656
Reports to shareholders	15,604
Broker fees	12,077
Trustees fees	11,781
Registration fees	9,495
Interest expense	8,239
Insurance expense	4,645
Distribution fees - Advisor Class	261
Total expenses	2,116,268
Less: Expense waived by the Adviser (Note 3)	(230,181)
Net expenses	1,886,087

Net Investment Loss	(1,490,667)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	9,907,087
Purchased options	(3,080,965)
Futures contracts	5,195,505
Forward currency contracts	(5,766,115)
Written options	1,831,270
Foreign currency	899,741
Swap contracts	(904,429)
Net realized gain	8,082,094
Net change in unrealized appreciation/depreciation on:
Investments	(10,994,631)
Purchased options and warrants	(268,568)
Futures contracts	117,633
Forward currency contracts	10,439,614
Written options	(86,624)
Foreign currency	14,207
Translation of assets and liabilities denominated in foreign currency	(47,102)
Swap contracts	(643,491)
Net change in appreciation/depreciation	(1,468,962)

Net realized and unrealized gain on investments, purchased options and warrants, futures and forward currency
contracts, written options, foreign currency, and swap contracts	6,613,132

Net Increase in Net Assets from Operations	$5,122,465

The accompanying notes are an integral part of these financial statements

Fulcrum Diversified Absolute Return Fund
Consolidated Statements of Changes in Net Assets

Operations	For the Year ended June 30, 2018	For the Year ended June 30, 2017
Net investment loss	$(1,490,667)	$(1,733,437)
Net realized gain on investments, purchased options, futures and forward currency contracts,
written options, foreign currency, and swap contracts	8,082,094	8,382,115
Net change in unrealized appreciation/depreciation on investments, purchased options and warrants,
futures and forward currency contracts, written options, foreign currency, and swap contracts	(1,468,962)	(2,097,910)
Net increase in net assets resulting from operations	5,122,465	4,550,768

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Advisor Class	(1,055)	(355)
Institutional Class	(13,421)	(4,181)
Super Institutional Class	(2,214,979)	(892,348)
From net realized gain on investments
Advisor Class	(2,122)	-
Institutional Class	(21,691)	-
Super Institutional Class	(3,579,788)	-
Net decrease in net assets resulting from distributions paid	(5,833,056)	(896,884)

CAPITAL TRANSACTIONS
Proceeds from shares sold
Advisor Class	-	-
Institutional Class	365,035	-
Super Institutional Class	22,569,528	60,784,956
Proceeds from reinvestment of distributions
Advisor Class	3,019	302
Institutional Class	33,099	3,554
Super Institutional Class	5,785,604	823,975
Cost of units redeemed
Advisor Class	-	-
Institutional Class	(50)	-
Super Institutional Class	(34,185,681)	(39,434,899)
Net increase (decrease) in net assets from capital transactions	(5,429,446)	22,177,888

Total increase (decrease) in net assets	(6,140,037)	25,831,772

Net Assets
Beginning of year	186,261,333	160,429,561
End of year	$180,121,296	$186,261,333

Undistributed net investment income	$4,591,370	$2,072,478

CAPITAL SHARE TRANSACTIONS
Advisor Class
Shares sold	-	-
Shares reinvested	313	31
Shares redeemed	-	-
Net increase in shares outstanding	313	31

Institutional Class
Shares sold	37,287	-
Shares reinvested	3,433	363
Shares redeemed	(5)	-
Net increase in shares outstanding	40,715	363

Super Institutional Class
Shares sold	2,285,303	6,308,879
Shares reinvested	599,544	84,251
Shares redeemed	(3,489,262)	(4,036,390)
Net increase (decrease) in shares outstanding	(604,415)	2,356,740

The accompanying notes are an integral part of these financial statements

Fulcrum Diversified Absolute Return Fund
Consolidated Financial Highlights
Advisor Class

For a capital share outstanding throughout the periods presented
	For the Year ended June 30, 2018	For the Year ended June 30, 2017	For the Period May 11, 2016* through June 30, 2016
Net asset value, beginning of period	$9.70	$9.55	$9.52

Income (loss) from investment operations:
Net investment loss (1)	(0.11)	(0.11)	(0.02)
Net realized and unrealized gain on investments	0.37	0.29	0.05	(7)
Total from investment operations	0.26	0.18	0.03

Less distributions:
From net investment income	(0.10)	(0.03)	-
From net realized gain on investments	(0.20)	-	-
Total distributions	(0.30)	(0.03)	-

Net asset value, end of period	$9.66	$9.70	$9.55

Total return	2.71%	1.92%	0.32%	(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$105	$102	$100
Ratio of expenses to average net assets
Before fees waived by the Adviser (4)	1.44%	1.45%	1.85%	(3)
After fees waived by the Adviser (4)	1.31%	1.35%	1.46%	(3)
Ratio of net investment loss to average net assets
Before fees waived by the Adviser (5)	-1.22%	-1.23%	-1.65%	(3)
After fees waived by the Adviser (5)	-1.09%	-1.13%	-1.26%	(3)
Portfolio turnover rate (6)	11%	4%	54%	(3)

*	Inception date
(1)	Computed using the average shares method.
(2)	Not annualized
(3)	Annualized
(4)
The ratios of expenses to average net assets include interest and brokerage expenses. For the periods ended June 30, 2016, June 30, 2017 and June 30, 2018, excluding interest and brokerage expenses, the ratios of expenses to average net assets, before fees waived by the Adviser, were 1.84%, 1.44% and 1.43%, respectively. Excluding interest and brokerage expenses, the ratios of expenses to average net assets, after fees waived by the Adviser, were 1.45%, 1.34% and 1.30%, respectively.

(5)
The ratios of net investment loss to average net assets include interest and brokerage expenses. For the periods ended June 30, 2016, June 30, 2017 and
June 30, 2018, excluding interest and brokerage expenses, the ratios of net investment loss to average net assets, before fees waived by the Adviser, were -1.64%, -1.22% and -1.21%, respectively. Excluding interest and brokerage expenses, the ratios of net investment loss to average net assets, after fees waived by the Adviser, were -1.25%, -1.12% and -1.08%, respectively.

(6)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. The ratio is calculated including cash and long-term derivative positions, as they represent a significant percentage of the Fund's holdings.

(7)
The amount of net realized and unrealized gain on investment per share for the period ended June 30, 2016 does not accord to the amounts in the Consolidated Statement of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

The accompanying notes are an integral part of these financial statements

Fulcrum Diversified Absolute Return Fund
Consolidated Financial Highlights
Institutional Class

For a capital share outstanding throughout the periods presented
	For the Year ended June 30, 2018	For the Year ended June 30, 2017	For the Period July 31, 2015* through June 30, 2016
Net asset value, beginning of period	$9.73	$9.56	$10.00

Income (loss) from investment operations:
Net investment loss (1)	(0.08)	(0.08)	(0.09)
Net realized and unrealized gain (loss) on investments	0.36	0.29	(0.35)
Total from investment operations	0.28	0.21	(0.44)

Less distributions:
From net investment income	(0.12)	(0.04)	-
From net realized gain on investments	(0.20)	-	-
Total distributions	(0.32)	(0.04)	-

Net asset value, end of period	$9.69	$9.73	$9.56

Total return	2.96%	2.18%	-4.40%	(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,438	$1,048	$1,026
Ratio of expenses to average net assets
Before fees waived by the Adviser (4)	1.19%	1.19%	1.55%	(3)
After fees waived by the Adviser (4)	1.06%	1.09%	1.16%	(3)
Ratio of net investment loss to average net assets
Before fees waived by the Adviser (5)	-0.97%	-0.97%	-1.44%	(3)
After fees waived by the Adviser (5)	-0.84%	-0.87%	-1.05%	(3)
Portfolio turnover rate (6)	11%	4%	54%	(2)

*	Inception date

(1)	Computed using the average shares method.

(2)	Not annualized

(3)	Annualized

(4)
The ratios of expenses to average net assets include interest and brokerage expenses. For the periods ended June 30, 2016, June 30, 2017 and June 30, 2018, excluding interest and brokerage expenses, the ratios of expenses to average net assets, before fees waived by the Adviser, were 1.54%, 1.18% and 1.18%, respectively. Excluding interest and brokerage expenses, the ratios of expenses to average net assets, after fees waived by the Adviser, were 1.15%, 1.07% and 1.05%, respectively.

(5)
The ratios of net investment loss to average net assets include interest and brokerage expenses.  For the periods ended June 30, 2016, June 30, 2017 and
June 30, 2018, excluding interest and brokerage expenses, the ratios of net investment loss to average net assets, before fees waived by the Adviser, were -1.43%, -0.96% and -0.96%, respectively. Excluding interest and brokerage expenses, the ratios of net investment loss to average net assets, after fees waived by the Adviser, were -1.04%, -0.85% and -0.83%, respectively.

(6)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.  The ratio is calculated including cash and long-term derivative positions, as they represent a significant percentage of the Fund's holdings.

The accompanying notes are an integral part of these financial statements

Fulcrum Diversified Absolute Return Fund
Consolidated Financial Highlights
Super Institutional Class

For a capital share outstanding throughout the periods presented
	For the Year ended June 30, 2018	For the Year ended June 30, 2017	For the Period July 31, 2015* through June 30, 2016
Net asset value, beginning of period	$9.73	$9.56	$10.00

Income (loss) from investment operations:
Net investment loss (1)	(0.08)	(0.08)	(0.06)
Net realized and unrealized gain (loss) on investments	0.36	0.29	(0.38)
Total from investment operations	0.28	0.21	(0.44)

Less distributions:
From net investment income	(0.12)	(0.04)
From net realized gain on investments	(0.20)	-	-
Total distributions	(0.32)	(0.04)	-

Net asset value, end of period	$9.69	$9.73	$9.56

Total return	2.96%	2.18%	-4.40%	(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$178,578	$185,112	$159,304
Ratio of expenses to average net assets
Before fees waived by the Adviser (4)	1.19%	1.17%	1.45%	(3)
After fees waived by the Adviser (4)	1.06%	1.06%	1.06%	(3)
Ratio of net investment loss to average net assets
Before fees waived by the Adviser (5)	-0.97%	-0.95%	-1.05%	(3)
After fees waived by the Adviser (5)	-0.84%	-0.84%	-0.66%	(3)
Portfolio turnover rate (6)	11%	4%	54%	(2)

*	Inception date

(1)	Computed using the average shares method.

(2)	Not annualized

(3)	Annualized

(4)
The ratios of expenses to average net assets include interest and brokerage expenses. For the periods ended June 30, 2016, June 30, 2017 and June 30, 2018, excluding interest and brokerage expenses, the ratios of expenses to average net assets, before fees waived by the Adviser, were 1.44%, 1.15% and 1.18%, respectively. Excluding interest and brokerage expenses, the ratios of expenses to average net assets, after fees waived by the Adviser, were 1.05%, 1.05% and 1.05%, respectively.

(5)
The ratios of net investment loss to average net assets include interest and brokerage expenses.  For the periods ended June 30, 2016, June 30, 2017 and
June 30, 2018, excluding interest and brokerage expenses, the ratios of net investment loss to average net assets, before fees waived by the Adviser, were -1.04%, -0.93% and -0.96% , respectively. Excluding interest and brokerage expenses, the ratios of net investment loss to average net assets, after fees waived by the Adviser, were -0.65%, -0.83% and -0.83%, respectively.

(6)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.  The ratio is calculated including cash and long-term derivative positions, as they represent a significant percentage of the Fund's holdings.

The accompanying notes are an integral part of these financial statements

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements
June 30, 2018

Note 1 – Organization

Fulcrum Diversified Absolute Return Fund (the “Fund”) is a diversified series of Trust for Advised Portfolios (the “Trust”). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Fulcrum Asset Management LLP (the “Adviser”) serves as the investment manager to the Fund.

The investment objective of the Fund is to achieve long-term absolute returns. The inception date of the Fund was July 31, 2015. The Fund currently offers three classes of shares: Advisor Class, Institutional Class, and Super Institutional Class. Each class of shares represents an equal interest in the Fund, except the difference of class specific expenses, which reflects the difference in the range of services provided to each class. Income, expenses (other than class specific), and realized and unrealized gains and losses on investments are allocated daily to each class based on relative net assets.

The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

In order to achieve its investment objective, the Fund invests up to 25% of its total assets (measured at the time of purchase) in a wholly-owned and controlled Cayman Islands subsidiary, the Fulcrum Diversified Absolute Return Cayman Fund Ltd. (the “Subsidiary”). The Subsidiary acts as an investment vehicle that enables the Fund to gain exposure to certain investments consistent with its investment objectives and policies specified in the Prospectus and Statement of Additional Information. At June 30, 2018 the Fund’s investment in the Subsidiary represented 1.05% of the Fund’s net assets.  The results from operations of Subsidiary were as follows:

Net investment loss	$(15,700)
Net realized gain	22,698
Net change in unrealized appreciation (depreciation)	410,785
Net increase in net assets resulting from Operations	$417,783

The consolidated financial statements of the Fund include the financial statements of the Subsidiary.

All intercompany accounts and transactions have been eliminated in consolidation. Because the Fund may invest a substantial portion of its assets in the Subsidiary, the Fund may be considered to be indirectly investing in said investments. As such, references to the Fund may also include its Subsidiary. When viewed on a consolidated basis, the Subsidiary will be subject to the same investment restrictions and limitations and follow the same compliance policies and procedures as the Fund. The Fund and its Subsidiary are each a “commodity pool” under the U.S. Commodity Exchange Act, and the Adviser is a “commodity pool operator” registered with and regulated by the Commodity Futures Trading Commission (“CFTC”). As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply with respect to the Fund and its Subsidiary under CFTC and the U.S. Securities and Exchange Commission (the “SEC”) harmonized regulations.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements
June 30, 2018

At June 30, 2018, the investment held in the Subsidiary was $1,886,799; there were $331,090 of unrealized gains in the Subsidiary. The Subsidiary holds cash and cash equivalents as collateral on open contracts.  There were 267 futures contracts and 842 options contracts as detailed in the Consolidated Schedule of Investments.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

(a) Securities Valuation

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of the Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities. An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments

Equity Securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Debt securities including corporate, convertible, U.S. government agencies, U.S. treasury obligations, and sovereign issues are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risk/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements
June 30, 2018

Derivative instruments, such as foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.  Exchange traded derivatives are normally valued at the daily settlement price or composite mean depending on the product type.  When these valuations are used, the positions are classified as Level 1 in the fair value hierarchy.   Over-the-counter derivatives are valued by an independent pricing service using a series of techniques, including simulation pricing models.  The pricing models use various inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, implied volatility and exchange rates.  When prices are determined by the pricing agent, positions are classified as Level 2 of the fair value hierarchy.

Dispersion warrants a valued using prices provided by the respective counterparty and are reviewed by the Adviser.  These valuations are classified a Level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of June 30, 2018:

Description	Quoted Prices Level 1	Other Significant Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Investments
Short-Term Investments	$-	$137,438,531	$-	$137,438,531
Common Stocks	11,191	-	-	11,191
Purchased Options and Warrants	415,286	5,838,431	-	6,253,717
Total Investments	$426,477	$143,276,962	$-	$143,703,439

Description	Quoted Prices Level 1	Other Significant Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Other Financial Instruments
Written Options	$(86,755)	$-	$-	$(86,755)
Forward Currency Contracts *	-	6,524,255	-	6,524,255
Interest Rate Swaps *	-	(349,659)	-	(349,659)
Inflation Swaps *	-	(23,110)	-	(23,110)
Total Return Swaps *	-	28,307	-	28,307
Futures Contracts *	(879,015)	-	-	(879,015)
Total Other Financial Instruments	$(965,770)	$6,179,793	$-	$5,214,023

* Forward Currency Contracts, Total Return Swaps, Inflation Swaps, Interest Rate Swaps and Futures Contracts are valued at the unrealized appreciation (depreciation) of the instrument.

The Fund recognizes transfers between Levels at the end of the reporting period.  There were no transfers between Levels at year end. There were no Level 3 securities held at year end.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements
June 30, 2018

(b) Derivatives

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund implements its investment strategy by investing either directly, or through derivatives, in a broad range of instruments, including, but not limited to, equities, fixed income, currencies, commodities, credit derivatives, convertible securities, futures, forwards, options, and swaps.  Specific types of derivative instruments used by the Fund for the year ended June 30, 2018, include purchased and written options and warrants; forward currency and futures contracts; and interest rate, inflation, and total return swaps. All open derivative positions are listed on the Consolidated Schedule of Investments.

Options Contracts – The Fund may write call and put options on securities, derivative instruments, or currencies.  When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Written options which are closed or exercised will result in a gain if the closing price of the underlying security is lower than the premium received. The Fund, as a writer of an option, has no control over whether the underlying security may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of said underlying security. The risk exists that the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase call and put options. The Fund pays a premium which is included in the Consolidated Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Purchasing options will result in a gain if the closing price of the transaction is higher than the premium paid.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements
June 30, 2018

The Fund makes investments in dispersion warrants as detailed in the Consolidated Statement of Investments.  The final payout is calculated based on the volatility of a basket of underlying stocks compared to an established strike value for each constituent relative to the actual volatility of the overall index compared to another strike value.  The Fund pays a premium for each warrant.  The Fund will recognize a gain if the dispersion calculation results in a payment greater than the premium paid.  Otherwise, the Fund will recognize a realized loss at maturity.  The amount of loss is limited to the amount of premium paid.

Forward and Futures Contracts – A forward contract involves a negotiated obligation to purchase or sell a specific asset at a future date, at a price set at the time of the contract.  A futures contract is a standardized forward contract to buy or sell a financial instrument or commodity at a predetermined price in the future.   The primary risks associated with the use of these contracts are: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract, (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired, (c) losses caused by unanticipated market movements, which are potentially unlimited, (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors, (e) the possibility that the counterparty will default in the performance of its obligations, and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, thus the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Swap Contracts – The Fund invests in total return swaps, in which payments made by the Fund or the counterparty are based on the total return of a particular reference asset or portfolio of assets (such as a single security, combination or “basket” of securities, or an index). The value of the Fund’s swap positions increase or decrease depending on the changes in value of the underlying rates, currency values, volatility or other indices or measures.

The Fund enters into interest rate swaps.  The two parties to the swap exchange the right to receive floating interest payments versus fixed interest payments.  The value of an interest rate swap will change based on the spread between the rates.

The Fund invests in inflation swaps.  The two parties exchange the return based on inflation index for a fixed coupon payment.  The value of the Fund’s position changes based on the change in the underlying inflation index value.

Changes in value of swaps are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of interest to be paid or received is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss on a swap contract may exceed the amount recorded as an asset or liability on the Consolidated Statement of Assets and Liabilities. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under a contract’s terms and the possible lack of liquidity with respect to the contracts.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements
June 30, 2018

Derivative Investment Holdings Categorized by Risk Exposure — The following table sets forth the fair value and the location in the Consolidated Statement of Assets and Liabilities of the Fund’s derivative contracts by primary risk exposure as of June 30, 2018:

Consolidated Statement of Assets and Liabilities Location
	Assets
Risk Exposure Category	Purchased Options and Warrants	Unrealized Appreciation on Forward Currency Contracts	Unrealized Appreciation on Swaps	Unrealized Appreciation on Futures (1)
Interest rate (2)	$-	$-	$317,171	$229,101
Currency	245,480	6,524,255	-	21,534
Equity	415,286	-	866,291	266,069
Commodity	-	-	-	579,136
Volatility	5,592,951	-	-	-
Total	$ 6,253,717	$6,524,255	$1,183,462	$1,095,840

	Liabilities
Risk Exposure Category	Written Options	Unrealized Depreciation on Forward Currency Contracts	Unrealized Depreciation on Swaps	Unrealized Depreciation on Futures (1)
Interest rate (2)	$-	$-	$(740,831)	$(351,159)
Currency	-	-	-	(34,808)
Equity	(86,755)	-	(787,093)	(1,381,537)
Commodity	-	-	-	(207,351)
Total	$(86,755)	$-	$(1,527,924)	$(1,974,855)

(1) Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Consolidated Schedule of Investments.

(2) Includes inflation swaps.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements
June 30, 2018

The following table sets forth the Fund’s realized and unrealized gain (loss), as reflected in the Consolidated Statement of Operations, by primary risk exposure and by type of derivative contract for the period ended June 30, 2018:

Amount of Realized Gain / (Loss) on Derivatives
Risk Exposure Category	Purchased Options and Warrants	Futures Contracts	Forward Currency Contracts	Written Options	Swap Contracts	Total
Interest rate (1)	$(491,207)	$2,601	$-	$100,455	$(313,151)	$(701,302)
Commodity	-	354,987	-	-	-	354,987
Credit	-	-	-	-	192,951	192,951
Currency	(782,932)	(777,414)	(5,766,115)	29,642	-	(7,296,819)
Equity	(1,607,207)	5,706,806	-	1,181,243	(784,229)	4,496,613
Volatility	(199,619)	(91,475)	-	519,930	-	228,836
Total	$(3,080,965)	$5,195,505	$(5,766,115)	$1,831,270	$(904,429)	$(2,724,734)

Change in Unrealized Gain / (Loss) on Derivatives
Risk Exposure Category	Purchased Options and Warrants	Futures Contracts	Forward Currency Contracts	Written Options	Swap Contracts	Total
Interest rate (1)	$-	$58,125	$-	$-	$(596,285)	$(538,160)
Currency	(323,721)	(24,801)	10,439,614	-	-	10,091,092
Equity	281,794	(271,926)	-	(50,434)	(47,206)	(87,772)
Commodity	-	356,235	-	-	-	356,235
Volatility	(226,641)	-	-	(36,190)	-	(262,831)
Total	$(268,568)	$117,633	$10,439,614	$(86,624)	$(643,491)	$9,558,564

(1) Includes inflation risk

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements
June 30, 2018

The average monthly volume of derivative instruments held by the Fund during the year ended June 30, 2018 is set forth below:

Derivative Type	Unit of Measure	Average Quantity
Credit default swap	Notional Amount	$22,618,000
Interest rate swap *	Notional Amount	$124,241,015
Total return swaps – Long	Notional Amount	$24,298,019
Total return swaps – Short	Notional Amount	$(6,756,609)
Forward currency contracts	Notional Amount	$418,411,203
Futures – Long	Notional Amount	$42,332
Futures – Short	Notional Amount	$(14,532)
Purchased options and warrants	Contracts	425,350
Purchased binary options	Notional Amount	$116,481
Purchased currency options	Notional Amount	$141,086
Written options	Contracts	(1,030)

* Includes inflation swaps

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements
June 30, 2018

The following tables set forth the Funds’ net exposure for derivative instruments that are subject to enforceable master netting arrangements or similar agreements as of June 30, 2018:

				Gross Amounts not offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statement of Assets & Liabilities	Net Amounts Presented in the Consolidated Statement of Assets & Liabilities	Offsetting Derivative Position	Cash Collateral Pledged (Received)(1)	Net Amount
Assets:
Purchased Options and Warrants
J.P. Morgan Chase	$2,347,522	$-	$2,347,522	$-	$-	$2,347,522
Morgan Stanley	1,378,551	-	1,378,551	(86,755)	-	1,291,796
Goldman Sachs	499,669	-	499,669	-	-	499,669
Deutsche Bank AG	476,132	-	476,132	-	-	476,132
Societe Generale	1,551,843	-	1,551,843	-	-	1,551,843
Futures Contracts (2)
Morgan Stanley	1,095,840	(1,095,840)	-	-	-	-
Forward Contracts
J.P. Morgan Chase	7,633,348	(1,109,093)	6,524,255	-	-	6,524,255
Swaps Contracts
J.P. Morgan Chase	1,183,462	-	1,183,462	(1,183,462)	-	-
	$16,166,367	$(2,204,933)	$13,961,434	$(1,270,217)	$-	$12,691,217

Liabilities:
Written Options
Morgan Stanley	$(86,755)	$-	$(86,755)	$86,755	$-	$-
Futures Contracts (2)
Morgan Stanley	(1,974,855)	1,095,840	(879,015)	-	879,015	-
Forward Contracts
J.P. Morgan Chase	(1,109,096)	1,109,093	-	-	-	-
Swaps Contracts
J.P. Morgan Chase	(1,527,924)	-	(1,527,924)	1,183,462	344,462	-
	$(4,698,630)	$2,204,933	$(2,493,694)	$1,270,217	$1,223,477	$-

(1)	Any over-collateralization of total financial instruments or cash is not shown.
(2)	Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Consolidated Schedule of Investments.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements
June 30, 2018

(c) Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(d) Security Transactions and Investment Income

The Fund records security transactions based on trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the specifically identified security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

(e) Foreign currency translation

Investment securities and other assets and liabilities in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability. As of June 30, 2018, the Fund held foreign currency.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements
June 30, 2018

(f) Distributions to Shareholders

The Fund records distributions to shareholders, which are determined in accordance with income tax regulations, on the ex-dividend date. Distributions of net investment income and net realized gains from investment transactions, if any, will be distributed to shareholders annually. The Fund may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These reclassifications are due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(g) Federal Income Taxes

The Fund has elected to be taxed as a Regulated Investment Companies (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all of the net taxable income to its shareholders. Therefore no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state authorities.  As of and during the year ended June 30, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense for penalties in the Consolidated Statement of Operations. As of June 30, 2018, the year ended June 30, 2017 and tax period ended June 30, 2016 remain subject to examination.  The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h) Restricted Cash & Deposits with Broker

At June 30, 2018, the Fund held restricted cash in connection with investments with certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian and is reflected on the Consolidated Statement of Assets and Liabilities as cash collateral for derivative instruments.  On June 30, 2018, the Fund had pledged the following amounts as collateral for open currency contracts, and written options:

Counterparty	Amount Pledged (1)	Deposits with Brokers
J.P. Morgan Chase	$18,640,000	$2,247,678
Morgan Stanley	-	5,943,512
Total	$18,640,000	$8,191,190

(1)	Excludes non-pledged cash or collateral held by broker.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements
June 30, 2018

(i) Cash – Concentration in Uninsured Cash

For cash management purposes the Fund may concentrate cash with the Fund’s custodian.  This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits.  As of June 30, 2018, the Fund held $7,082,486 as cash reserves at U.S. Bank, N.A. (“U.S. Bank”) and $1,997,678 as deposits with broker at J.P. Morgan Chase and $5,693,512 as deposits with broker at Morgan Stanley that exceeded the FDIC insurance limit.

Note 3 – Investment Management Agreement and Other Transactions with Affiliates

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee based on the Fund’s average daily net assets at annual rate of 0.90%. Pursuant to a contractual fee waiver and reimbursement agreement, the Adviser will reimburse the Fund for expenses in excess of 1.30%, 1.05%, and 1.05% of average daily net assets for Advisor, Institutional, and Super Institutional Class, respectively, excluding shareholder servicing fees, taxes, interest charges, litigation and other extraordinary expenses, acquired fund fees and expenses, interest and expense relating to short sales, borrowing costs, and brokers’ commissions, and other charges relating to the purchase and sale of the Fund’s portfolio securities.

The Adviser is permitted to recapture amounts waived and/or reimbursed to a class within three years if the class’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the Adviser recapture any amount that would result, on any particular business day of the Fund, in the class’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

At June 30, 2018, the amounts reimbursed by the Adviser and subject to potential recapture by year were as follows:

Amount	Expiration
$229,053	June 30, 2019
215,730	June 30, 2020
230,181	June 30, 2021
$674,964

U.S. Bancorp Fund Services, LLC (“USBFS”) serves as the Fund’s administrator and transfer agent.  U.S. Bank, N.A. serves as the Fund’s custodian.  Quasar Distributors, LLC, an affiliate of USBFS, acts as the Fund’s distributor and principal underwriter.  Fees paid to USBFS and USBFS affiliates during the year ended June 30, 2018 were as follows:

Administration	$ 224,651
Custody	$ 47,379
Transfer Agency	$ 77,702
Chief Compliance Officer	$ 16,541

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements
June 30, 2018

At June 30, 2018, the Fund had payables due to USBFS and USBFS affiliate for administration, transfer agent fees and custody fees in the following amounts:

Administration	$ 37,780
Custody	$ 8,171
Transfer Agency	$ 12,906
Chief Compliance Officer	$ 2,069

The Independent Trustees were paid $11,781 for their services and reimbursement of travel expenses during the year ended June 30, 2018. The Fund pays no compensation to the Interested Trustee or officers of the Trust.

Note 4 – Distribution Plan

The Trust has adopted a plan pursuant to Rule 12b-1 for the Fund’s Advisor Class shares (the “Plan”) that allows the Fund to pay fees for the sale, distribution and servicing of its Advisor Class shares. The Plan provides for a distribution and servicing fee of up to 0.25% of the Advisor Class shares’ average daily net assets. The Fund paid $261 in distribution fees for the year ended June 30, 2018.

Third party distribution and servicing expenses may be paid directly by the Fund or through the Investment Adviser in its administrative role for purposes of facilitating and monitoring payments under the Plan.

Quasar Distributors, LLC (the “Distributor”), acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is paid for its services by the Investment Adviser out of the fees received under the Plan and may be paid out of the Investment Adviser’s own resources. The Distributor is an affiliate of U.S. Bancorp Fund Services, LLC.

Note 5 – Portfolio Securities Transactions

The cost of purchases and proceeds from sales and maturities of long-term securities for the year ended June 30, 2018, were as follows:

Purchases	$42,128,954
Sales	$19,551,956

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements
June 30, 2018

Note 6 – Federal Income Tax Information

At June 30, 2018, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Investments	Written Options	Foreign Currencies	Forward Currency Contracts	Futures Contracts	Swap Contracts	Total
Tax cost of Investments	$151,010,897	$(82,561)	$930,868	$6,579,194	$(816,359)	$(344,462)	$157,277,577
Unrealized Appreciation	60,047	-	7,759	-	-	-	67,806
Unrealized Depreciation	(7,367,505)	(4,194)	(74,265)	(54,939)	(62,656)	-	(7,563,559)
Net unrealized appreciation (depreciation)	(7,307,458)	(4,194)	(66,506)	(54,939)	(62,656)	-	(7,495,753)

Undistributed Ordinary Income	10,927,871	-	-	-	-	-	10,927,871
Other accumulated gain/(loss)	(398,149)	-	-	-	-	-	(398,149)
Total accumulated gain/(loss)	$3,222,264	$(4,194)	$(66,506)	$(54,939)	$(62,656)	$-	$3,033,969

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales.

U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended June 30, 2018, permanent differences in book and tax accounting have been reclassified to capital, undistributed net investment income and accumulated realized gain (loss) as follows:

Increase (Decrease)
Undistributed Net Investment Income	Accumulated Net Realized Gain/(Loss)	Paid In Capital
$ 6,239,014	$ (5,829,708)	$ (409,306)

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements
June 30, 2018

The tax character of distributions paid during the year ended June 30, 2018, and June 30, 2017 were as follows:
Distributions Paid From:	Year ended June 30, 2018	Year ended June 30, 2017
Ordinary Income	$3,834,533	$896,884
Long-Term Capital Gains	1,998,523	-
Total Distributions Paid	$5,833,056	$896,884

The Fund is required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Fund is permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. At June 30, 2018, the Fund deferred, on a tax basis, post-October losses of $335,979.

Note 7 – Commitments and Contingencies

In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8 – Subsequent Events

Management has evaluated events and transactions that occurred subsequent to June 30, 2018 through the date the financial statements have been issued and has determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

Note 9 – New Accounting Pronouncement

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Trust for Advised Portfolios
and the Shareholders of Fulcrum Diversified Absolute Return Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Fulcrum Diversified Absolute Return Fund, a series of shares of beneficial interest in Trust for Advised Portfolios (the “Fund”), including the schedule of investments, as of June 30, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods presented, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years or periods presented, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of those financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2018 by correspondence with the custodian, counterparties, and brokers and performing other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Trust for Advised Portfolios since 2014.

Philadelphia, Pennsylvania
August 29, 2018

Fulcrum Diversified Absolute Return Fund
Additional Information
June 30, 2018 (Unaudited)

Form N-Q
The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Proxy Voting
You may obtain a description of the Fund’s proxy voting policy and voting records, without charge, upon request by contacting the Fund directly at 1-855-538-5278 or on the EDGAR Database on the SEC’s website at ww.sec.gov. The Fund files its proxy voting records annually as of June 30, with the SEC on Form N-PX. The Fund’s Form N-PX is available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Tax Information
For the fiscal year ended June 30, 2018, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 0.00%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended June 30, 2018, was 0.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 32.35%.

Fulcrum Diversified Absolute Return Fund
TRUSTEES AND OFFICER INFORMATION

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships(3) Held During Past 5 Years by Trustee
Independent Trustees(4)
John Chrystal 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1958	Trustee	Since 2011	Private Investor. Previously served as Founder and Managing Partner of Bent Gate Advisors, LLC, a consulting firm that provided strategic advice and assistance to financial institutions (2009 – 2013). Previously a Partner at DiMaio Ahmad Capital, an investment management firm	1	The Bancorp, Inc. (2013 to present), Javelin Mortgage Investments, Inc. (2012 – 2016)
Albert J. DiUlio, S.J. 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1943	Trustee	Since 2011	Treasurer, Midwest Province and Wisconsin Province of The Society of Jesus (2014 to present); President, Vatican Observatory Foundation (2011 – 2014). Previously, served five years as Secretary for Finance and Higher Education USA Jesuit Conference, followed by a one year Sabbatical	1	None
Harry E. Resis 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1945	Trustee	Since 2012	Private investor. Previously served as Director of US Fixed Income for Henderson Global Investors	1	None
Interested Trustee(5)
Ian Martin 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1968	Trustee and Chairman	Trustee Since 2013, Chairman Since 2015	Executive Vice President, U.S. Bancorp Fund Services, LLC	1	None

Fulcrum Diversified Absolute Return Fund
TRUSTEES AND OFFICER INFORMATION (continued)

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Christopher E. Kashmerick 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1974	President and Principal Executive Officer	Since 2014	Senior Vice President, U.S. Bancorp Fund Services, LLC (2011 – present)
Steven J. Jensen 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1957	Vice President, Chief Compliance Officer and AML Officer	Since 2014	Senior Vice President, U.S. Bancorp Fund Services, LLC (2011 to present)
Russell B. Simon 615 E. Michigan Street Milwaukee, WI 53202 Year of birth:1980	Treasurer and Principal Financial Officer	Since 2014	Vice President, U.S. Bancorp Fund Services, LLC (2011 – present)
Eric W. Pinciss, Esq. 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1975	Secretary	Since 2015	Vice President, U.S. Bancorp Fund Services, LLC (2012 to present)

(1)   Each Trustee serves an indefinite term until the election of a successor. Each officer serves an indefinite term until the election of a successor.

(2)   The Trust is comprised of numerous series managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series.

(3)   “Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

(4)   The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

(5)   Mr. Martin is an “interested person” of the Trust as defined by the 1940 Act. Mr. Martin is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Trust’s distributor.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and/or

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Adviser
Fulcrum Asset Management LLP
Marble Arch House
66 Seymour Street
London W1H 5BT
United Kingdom

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, PA 19103

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  John Chrystal, Albert J. DiUlio, and Harry E. Resis are the “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Fulcrum Diversified Absolute Return Fund
	FYE 06/30/2018	FYE 06/30/2017
Audit Fees	$18,500	$18,000
Audit-Related Fees	None	None
Tax Fees	$4,600	$4,500
All Other Fees	None	None

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by the principal accountant applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Fulcrum Diversified Absolute Return Fund
	FYE 06/30/2018	FYE 06/30/2017
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Fulcrum Diversified Absolute Return Fund
Non-Audit Related Fees	FYE 06/30/2018	FYE 06/30/2017
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By  /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date  September 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date  September 6, 2018

By  /s/ Russell B. Simon
Russell B. Simon, Treasurer

Date  September 6, 2018